FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

        A fair value measurement is based on the assumptions that market participants would use in pricing an asset or liability. The hierarchy for inputs used in measuring fair value is as follows:

          Level 1 Inputs—Quoted prices in active markets for identical assets or liabilities

          Level 2 Inputs—Observable inputs other than quoted prices in active markets for identical assets and liabilities

          Level 3 Inputs—Unobservable inputs

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement is categorized is based on the lowest-level input that is significant to the fair value measurement.

        The estimates of fair value presented herein are not necessarily indicative of the amounts that could be realized upon disposition of the financial instruments. Unsecured revolving lines of credit with a book value $164,000,000 and $30,000,000 as of December 31, 2013 and 2012, respectively, were considered to approximate the lines' fair values. The fair values of mortgage notes payable are presented for disclosure purposes only and are estimated based on current interest rates available to the Partnership for debt instruments with similar terms (Level 3 inputs). The fair value of our mortgages payable is sensitive to fluctuations in interest rates. Discounted cash flow analysis is generally used to estimate the fair value of our mortgages payable, using rates ranging from 4.85% to 5.00% for the year ended December 31, 2013, and rates ranging from 4.54% to 5.15% for the year ended December 31, 2012. Mortgages payable with book values of $231,105,000 and $315,631,000 as of December 31, 2013 and 2012, respectively, have a fair value of approximately $231,250,000 and $317,338,000, respectively.